Debt Instruments	12 Months Ended
Dec. 31, 2014
Debt Instruments [Abstract]
Debt Instruments

9. Debt Instruments

Senior Notes Payable and Associated Warrants

On April 27, 2011, Ekso Bionics entered into a senior note payable agreement with Venture Lending & Leasing VI, Inc. (the “Lender”). The initial loan commitment of $1,500 was funded in two tranches: $1,000 in April 2011 and $500 in October 2011. In May 2012, the Lender funded an additional $3,500 under an amendment to the 2011 agreement. The aggregate of $5,000 in funded loans is referred to as the “Senior Note Payable”.

The Senior Note Payable was interest-only for the first nine months, after which it converted into a fully-amortizing 30-month term note. The Senior Note Payable was secured by substantially all of our assets, including accounts receivable, inventories, property and equipment, and intangible assets, including intellectual property. The outstanding principal of the loan as of December 31, 2013 was $2,553.

As part of the debt incurred in 2011, Ekso Bionics issued the Lender a warrant to purchase 128,570 shares of Ekso Bionics' Series A convertible preferred stock with an exercise price of $1.75 per share which was to expire on October 31, 2021. The fair value of the warrant at the issuance date was estimated to be $167 using the Black-Scholes option-pricing model. In conjunction with the additional debt incurred in 2012, Ekso Bionics issued an additional warrant for 257,829 shares of Ekso Bionics' Series B convertible preferred stock at an exercise price of $2.10 per share and a warrant to purchase 19,337 of Ekso Bionics' common stock at an exercise price of $2.10 per share, both with an expiration date of June 1, 2022. The fair value of the 2012 warrants on the issuance date was determined to be $355 using probability weighted models.

The fair value of the 2011 and 2012 warrants was recorded as a debt discount and was amortized to expense over the term of the loan using the interest method. As of December 31, 2013, the remaining unamortized debt discount was $208 and was included as a component of Notes Payable in the Company's balance sheet. In conjunction with the Merger, the outstanding amount of the unamortized debt discount was recorded as an expense in the Company's 2014 consolidated statement of operations.

The Senior Note Payable had various covenants that, among other things, limited Ekso Bionics' ability to incur debts and liens and to make asset sales and dividend payments. In July 2013, Ekso Bionics defaulted on the Senior Note Payable by failing to make a required payment when due. In November 2013, the Lender waived the default. In return for the waiver, the Lender required Ekso Bionics to cure the payment default using proceeds from the 2013 Bridge Note financing. Additionally, Ekso Bionics agreed to cause the surviving parent company in the Merger to subsequently issue to the Lender warrants to purchase 225,000 shares of the surviving parent company's common stock at an exercise price of $1.00 per share. The fair value of the Lender's right to receive warrants was $96 based on the Black-Scholes option pricing model and was recorded as a warrant liability and reflected in other expense, net in the 2013 consolidated statement of operations.

On January 15, 2014, upon the closing of the Merger and the PPO, the Senior Note Payable was settled with proceeds from the initial closing of our private placement offering, and the warrants to purchase 386,399 shares preferred stock issued to the Lender were exercised. The warrant to purchase 19,337 shares of common stock converted to 29,466 shares of common stock as of the Merger, with such warrant remaining outstanding as of December 31, 2014.

2013 Convertible Bridge Notes

In November 2013, in anticipation of the Merger and related PPO, Ekso Bionics completed a private placement to accredited investors of $5,000 of its 2013 Bridge Notes. The 2013 Bridge Notes bore interest at 10% per annum and were payable on July 15, 2014, subject to earlier conversion as described below. Interest on the 2013 Bridge Notes was due at maturity, provided that upon conversion of the 2013 Bridge Notes accrued interest would be forgiven.

The Company determined that the 2013 Bridge Notes should be recorded at fair market value at inception and re-measured at each subsequent reporting period. The 2013 Bridge Notes were secured by a second priority security interest on all of our assets, subject to certain limited exceptions. This security interest terminated upon conversion of the 2013 Bridge Notes in connection with the Merger and PPO.

On January 15, 2014, upon the closing of the Merger and the PPO, the outstanding principal amount and accrued interest of the 2013 Bridge Notes was converted into 5,000,000 Units at a conversion price of $1.00 per Unit. Also, the investors received an additional warrant to purchase a number of shares of Company common stock equal to 50% of the number of shares of Company common stock contained in the Units into which the Bridge Notes were converted (i.e., 2,500,000 shares in the aggregate), at an exercise price of $1.00 per share, for a term of three years (the “Bridge Warrants”). Refer to Note 3, The Merger, Offering and Other Related Transactions.

As of December 31, 2014 and December 31, 2013, the outstanding principal of the notes amounted to $0 and $5,062 including accrued interest of $0 and $62, respectively.

Other Notes Payable

In 2012, the Company entered into a note agreement in conjunction with its lease agreement for our Richmond, California facility. The note for an aggregate $200, with an interest rate of 7%, minimum monthly payments of $4, and a May 31, 2017 maturity, was used to fund leasehold improvements. In addition, the Company has a long-term capital lease obligation of $13.

Future obligations under these debt instruments as of December 31, 2014 are as follows:

		Leasehold
	Capital	Improvement
	Lease	Note	Total
2015	$5	$48	$53
2016	5	48	53
2017	4	19	23
Total minimum lease payments	14	115	129
Less: interest	(1)	(10)	(11)
Present value minimum lease payments	13	105	118
Less: current portion	-	(41)	(41)
Long-term portion of capital lease obligation	$13	$64	$77